Note Payable	3 Months Ended
Mar. 31, 2024
Note Payable [Abstract]
NOTE PAYABLE	7. NOTE PAYABLE The Company entered into a short-term agreement with Sky Direct in March 2024 for $15,000 with no interest. The note was paid in full in April 2024.